1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Megan C. Johnson megan.johnson@dechert.com +1 202 261 3351 Direct +1 202 261 3104 Fax

July 27, 2021

VIA EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) filing Aberdeen Funds (the “Trust”)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Pre-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form N-14 (File No. 333-256250), and (ii) the text of Pre-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form N-14 was filed electronically on July 26, 2021.

Please contact the undersigned at 202.261.3351 should you have any questions or concerns regarding this letter.

Sincerely,

/s/ Megan C. Johnson

Megan C. Johnson